Financial Highlights	12 Months Ended
Dec. 31, 2011
Nature of Operations, Basis of Presentation and Significant Accounting Policies and Financial Highlights [Abstract]
Financial Highlights
(7)	Financial Highlights

Financial highlights for year ended December 31, 2011, are as follows:

	SERIES A-1	SERIES A-2
Total return*
Total return before incentive fees and MF Global reserve	(2.6)%	(0.6)%
Incentive fees	(1.3)%	(1.5)%
MF Global reserve	(0.6)%	(0.6)%

Total return after incentive fees	(4.5)%	(2.7)%

Ratio to average partners’ capital
Operating expenses before incentive fees	6.7%	4.6%
Incentive fees	1.4%	1.6%
MF Global reserve	0.6%	0.6%

Total expenses	8.6%	6.8%

Net investment loss	(7.2)%	(5.1)%
Net asset value per unit, beginning of period	$1,566.65	$1,671.00
Net investment loss	(143.06)	(120.58)
Net gain on investments	72.56	75.21

Net asset value per unit, end of period	$1,496.15	$1,625.63

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(103.81)	$(96.66)

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$(70.50)	$(45.37)

Financial highlights for the year ended December 31, 2011, are as follows:

	$00000000	$00000000
	SERIES B-1	SERIES B-2
Total return*
Total return before incentive fees	(4.8)%	(2.9)%
Incentive fees	(2.3)%	(2.5)%
MF Global reserve	(1.0)%	(1.0)%

Total return after incentive fees	(8.1)%	(6.4)%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.4%	5.3%
Incentive fees	3.3%	3.1%
MF Global reserve	0.8%	0.8%

Total expenses	11.4%	9.2%

Net investment loss	(8.1)%	(6.1)%

Net asset value per unit, beginning of period	$1,351.21	$1,389.80
Net investment loss	(161.43)	(135.67)
Net gain on investments	51.83	46.77

Net asset value per unit, end of period	$1,241.61	$1,300.90

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

	$00000000	$00000000
Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(78.44)	$(50.73)

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$(109.60)	$(88.90)

Financial highlights for year ended December 31, 2010, are as follows:

	$00000000	$00000000
	SERIES A-1	SERIES A-2
Total return
Total return before incentive fees	52.0%	54.9%
Incentive fees	(3.8)%	(4.5)%

Total return after incentive fees	48.2%	50.4%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.2%	5.1%
Incentive fees	4.4%	4.9%

Total expenses	11.6%	10.0%

	$000000000	$000000000
Net investment loss	(7.0)%	(5.0)%

Net asset value per unit, beginning of period	$1,056.90	$1,111.40
Net investment loss	(142.77)	(132.16)
Net gain on investments	652.52	691.76

Net asset value per unit, end of period	$1,566.65	$1,671.00

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

	$000000000	$000000000
Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$586.87	$638.10

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$509.75	$559.60

Financial highlights for the year ended December 31, 2010, are as follows:

	$00000000	$00000000
	SERIES B-1	SERIES B-2
Total return
Total return before incentive fees	56.7%	59.9%
Incentive fees	(2.0)%	(3.2)%

Total return after incentive fees	54.7%	56.7%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.2%	6.2%
Incentive fees	1.6%	3.1%

Total expenses	9.8%	9.3%

Net investment loss	(8.2)%	(6.1)%

Net asset value per unit, beginning of period	$873.68	$886.92
Net investment loss	(95.99)	(95.19)
Net gain on investments	573.52	598.07

Net asset value per unit, end of period	$1,351.21	$1,389.80

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

	$000000000	$000000000
Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$456.22	$547.21

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$477.53	$502.88